Derivative Instruments and Hedging Activities - Additional Information (Detail)		1 Months Ended	6 Months Ended
	Jan. 23, 2014 USD ($)	Jan. 31, 2014 USD ($) NOK / Derivative shares	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Jan. 31, 2014 NOK / shares
Derivative [Line Items]
Interest rate swaps, Description of Objective			The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company's exposure to interest rate variability on its outstanding floating-rate debt.
Equity method investment, ownership interest			16.04%
Derivatives not designated as a cash flow hedge			$ 18,376,000	$ 14,415,000
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Fair value asset of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			0
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			496,500,000
Restricted cash			$ 77,800,000
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Derivative [Line Items]
Purchase of common stock | shares		5,000,000
Equity method investment, ownership interest		20.00%
Issuance of equity private placement	$ 250,000,000
Equity method investment		$ 50,000,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share | (per share)			$ 10.00		NOK 61.67
Consecutive trading days		10 days
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivative [Line Items]
Derivatives not designated as a cash flow hedge		$ 6,800,000	$ 11,100,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Maximum [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		1,500,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche One [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		77.08
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Two [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		92.50
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Three [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		107.91
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Four [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		123.33